Pledged Assets (Narrative) (Details)	Dec. 31, 2015 USD ($)
Pledged Assets [Abstract]
Loans pledged as collateral	$ 184,153,000
Loans pledged as collateral, fair value	133,309,000
Securities pledged as collateral	$ 0